Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

12. Income Taxes

Under the laws of the Marshall Islands and Liberia, the countries in which the vessel-owning subsidiaries were incorporated, these companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes in the country in which the vessels are registered and managed from, and such taxes have been included in “Vessel operating expenses” in the consolidated statements of comprehensive income / (loss).

Pursuant to Section 883 of the United States Internal Revenue Code (the “Code”) and the regulations thereunder, a foreign corporation engaged in the international operation of ships is generally exempt from U.S. federal income tax on its U.S.-source shipping income if the foreign corporation meets both of the following requirements: (a) the foreign corporation is organized in a foreign country that grants an “equivalent exemption” to corporations organized in the United States for the types of shipping income (e.g., voyage and time charter) earned by the foreign corporation and (b) more than 50% of the voting power and value of the foreign corporation’s stock is “primarily and regularly traded on an established securities market” in the United States and certain other requirements are satisfied (the “Publicly-Traded Test”). Each of the jurisdictions where the Partnership’s vessel-owning subsidiaries are incorporated grants an “equivalent exemption” to United States corporations with respect to each type of shipping income earned by the Partnership’s vessel-owning subsidiaries. Additionally, our units are only traded on the Nasdaq Global Market, which is considered to be established securities market. The Partnership has satisfied the Publicly-Traded Test for the years ended December 31, 2021, 2020 and 2019 and the vessel-owning subsidiaries are exempt from United States federal income taxation with respect to U.S.-source shipping income.

CPLP PLC is incorporated in Cyprus and does not conduct any substantive operations of its own. No provision for Cyprus income tax has been made in the financial statements as CPLP PLC had no assessable income for the period from August 14, 2021 (inception) to December 31, 2021.